FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Interest withdrawn from Trust Account	$ 0	$ 0
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable investments held in Trust Account - U.S. Treasury Securities Money Market Fund	175,106,330	175,089,531
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	5,131,875	0
Transfer of Public warrants to level 1	5,778,750
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	14,403,750
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 12,095,982	$ 13,659,174